Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares - PIPE Shares
Amount Registered | shares	4,400,000
Proposed Maximum Offering Price per Unit	0.4548
Maximum Aggregate Offering Price	$ 2,001,120.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 174.10
Offering Note	Represents 4,400,000 Class A Ordinary Shares, par value US$0.0025 per share, issued in the private placement that closed on October 26, 2026 (the “PIPE Shares”) and registered for resale by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional Class A Ordinary Shares issuable by reason of stock splits, stock dividends or similar transactions to prevent dilution. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a), using Rule 457(c) to establish a bona fide estimate of the offering price, based on the average of the high and low prices of the Class A Ordinary Shares reported on the Nasdaq Capital Market on November 5, 2026, a date within five business days before the proposed filing date. The high price was US$0.6600, the low price was US$0.2496, and their average was US$0.4548.